Borrowings (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Long Term Loans From Bank	$ 346,604	$ 274,855
Total borrowings	1,717,768	1,675,415
Less: current portion, net	(33,885)	(29,827)
Less: deferred finance costs and discount, net	(35,280)	(24,320)
Total long-term borrowings	1,648,603	1,621,268
Navios Holdings borrowings
Debt Instrument [Line Items]
Total borrowings	1,174,856	1,240,647
Navios Logistics borrowings
Debt Instrument [Line Items]
Other long-term loans	253	321
2019 Notes
Debt Instrument [Line Items]
Senior Notes	0	291,094
2022 Senior Secured Notes
Debt Instrument [Line Items]
Senior Notes	305,000	0
2022 Notes
Debt Instrument [Line Items]
Senior Notes	650,000	650,000
2022 Logistics Senior Notes
Debt Instrument [Line Items]
Senior Notes	375,000	375,000
Navios Logistics Notes Payable
Debt Instrument [Line Items]
Senior Notes	31,109	34,447
Navios Logistics BBVA Loan Facility
Debt Instrument [Line Items]
Long Term Loans From Bank	23,250	25,000
Navios Logistics Alpha Bank Loan
Debt Instrument [Line Items]
Long Term Loans From Bank	13,300	0
Navios Logistics Term Loan B Facility
Debt Instrument [Line Items]
Long Term Loans From Bank	100,000	0
Total Navios Logistics borrowings | Navios Logistics borrowings
Debt Instrument [Line Items]
Total borrowings	542,912	434,768
Commerzbank A.G. ($240,000)
Debt Instrument [Line Items]
Line of credit	0	19,857
HSH Nordbank ($15,300)
Debt Instrument [Line Items]
Line of credit	14,535	0
Loan Facility Credit Agricole ($40,000)
Debt Instrument [Line Items]
Line of credit	17,674	18,880
Loan Facility Credit Agricole ($23,000)
Debt Instrument [Line Items]
Line of credit	14,074	14,755
Loan Facility Credit Agricole ($23,000)
Debt Instrument [Line Items]
Line of credit	14,450	15,150
Loan Facility DVB Bank SE ($72,000)
Debt Instrument [Line Items]
Line of credit	50,140	54,540
Loan Facility DVB Bank SE ($41,000)
Debt Instrument [Line Items]
Line of credit	33,816	37,293
Loan Facility Credit Agricole ($22,500)
Debt Instrument [Line Items]
Line of credit	15,188	16,313
Loan Facility DVB Bank SE ($40,000)
Debt Instrument [Line Items]
Line of credit	18,254	28,000
Loan Facility Alpha Bank ($31,000)
Debt Instrument [Line Items]
Line of credit	25,600	27,400
Loan Facility Alpha Bank ($16,125)
Debt Instrument [Line Items]
Line of credit	16,125	16,125
Navios Acquisition Loan
Debt Instrument [Line Items]
Line of credit	$ 0	$ 51,240